Offerings - Offering: 1	Oct. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, EUR0.01 par value per share -- issuable under the Director Share Plan of Ferrovial SE
Amount Registered | shares	50,000
Proposed Maximum Offering Price per Unit	64.21
Maximum Aggregate Offering Price	$ 3,210,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 443.37
Offering Note	1(a) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover any additional ordinary shares, EUR0.01 par value per share ("Ordinary Shares"), of Ferrovial SE (the "Registrant") that may from time to time be offered or issued under the Registrant's Director Share Plan of Ferrovial SE. 1(b) Consists of 50,000 Ordinary Shares that may become issuable under the Director Share Plan of Ferrovial SE pursuant to its terms 1(c) Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Registrant's Ordinary Shares as reported on the Nasdaq Global Select Market on October 24, 2025. 1(d) The Registrant does not have any fee offsets.